Leasing Arrangements	12 Months Ended
Dec. 31, 2013
Leasing Arrangements

Note 7

Leasing Arrangements

As Lessor

We are the lessor in leveraged and direct financing lease agreements for commercial aircraft and power generating facilities, which comprise the majority of our leasing portfolio along with telecommunications equipment, commercial real estate property and other equipment. These leases have remaining terms of up to 37 years as of December 31, 2013. In addition, we lease space on certain of our cell towers to other wireless carriers. Minimum lease payments receivable represent unpaid rentals, less principal and interest on third-party nonrecourse debt relating to leveraged lease transactions. Since we have no general liability for this debt, which is secured by a senior security interest in the leased equipment and rentals, the related principal and interest have been offset against the minimum lease payments receivable in accordance with U.S. GAAP. All recourse debt is reflected in our consolidated balance sheets.

At each reporting period, we monitor the credit quality of the various lessees in our portfolios. Regarding the leveraged lease portfolio, external credit reports are used where available and where not available we use internally developed indicators. These indicators or internal credit risk grades factor historic loss experience, the value of the underlying collateral, delinquency trends, and industry and general economic conditions. The credit quality of our lessees varies from AAA to CCC+. For each reporting period the leveraged leases within the portfolio are reviewed for indicators of impairment where it is probable the rent due according to the contractual terms of the lease will not be collected. All significant accounts, individually or in the aggregate, are current and none are classified as impaired.

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2013			2012
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,069	$16	$1,085	$1,253	$58	$1,311
Estimated residual value	780	5	785	923	6	929
Unearned income	(589)	(4)	(593)	(654)	(10)	(664)

Total	$1,260	$17	$1,277	$1,522	$54	$1,576

Allowance for doubtful accounts			(90)			(99)

Finance lease receivables, net			$1,187			$1,477

Prepaid expenses and other			$5			$22
Other assets			1,182			1,455

			$1,187			$1,477

Accumulated deferred taxes arising from leveraged leases, which are included in Deferred income taxes, amounted to $1.0 billion at December 31, 2013 and $1.2 billion at December 31, 2012.

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Pre-tax income	$34	$30	$61
Income tax expense	12	12	24

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2013, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2014	$34	$197
2015	46	170
2016	114	142
2017	38	50
2018	56	23
Thereafter	797	19

Total	$1,085	$601

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $2.6 billion in 2013 and $2.5 billion in 2012 and 2011, respectively.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2013	2012
Capital leases	$353	$358
Less accumulated amortization	188	158

Total	$165	$200

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2013, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2014	$110	$2,255
2015	70	2,020
2016	54	1,703
2017	46	1,379
2018	20	1,085
Thereafter	83	3,748

Total minimum rental commitments	383	$12,190

Less interest and executory costs	90

Present value of minimum lease payments	293
Less current installments	91

Long-term obligation at December 31, 2013	$202